Annual Total Returns - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return 2013	(1.91%)
Annual Return 2014	6.85%
Annual Return 2015	3.00%
Annual Return 2016	0.08%
Annual Return 2017	4.55%
Annual Return 2018	0.65%
Annual Return 2019	7.12%
Annual Return 2020	4.65%
Annual Return 2021	0.70%
Annual Return 2022	(7.47%)